EQUITY (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, outstanding at beginning of year | shares	348,034
Granted | shares	77,000
Exercised | shares	(4,000)
Forfeited | shares	(4,250)
Options, outstanding at end of year | shares	416,784
Options, exercisable at end of year | shares	291,934
Vested and expected to vest | shares	414,287
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 3.05
Granted | $ / shares	8.35
Exercised | $ / shares	3.05
Forfeited | $ / shares	5.05
Weighted average exercise price, outstanding at end of year | $ / shares	4.02
Weighted average exercise price, exercisable at end of year | $ / shares	3.28
Vested and expected to vest | $ / shares	$ 4.04
Weighted average remaining contractual term, outstanding at end of year	3 years 7 months 6 days
Weighted average remaining contractual term, exercisable at end of year	2 years 9 months 11 days
Vested and expected to vest	3 years 7 months 13 days
Aggregate intrinsic value, outstanding at end of year | $	$ 1,086
Aggregate intrinsic value, exercisable at end of year | $	812
Vested and expected to vest | $	$ 1,065